Research, Development & Engineering (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research, Development & Engineering
RD&E expense	$ 6,488	$ 6,262	$ 5,910
Scientific research, application of scientific advances, services and application	6,216	5,968	5,578
Software-related expenses	3,922	3,682	3,497
Product-related engineering expenses	$ 272	$ 295	$ 334